Segmented Information (Tables)	12 Months Ended
Aug. 31, 2018
Segmented Information
Schedule of reportable segments

For the year ended August 31, 2018	Canada $	United States $	Total $
Revenue, continuing operations	—	—	—
Net loss, continuing operations	(516,323)	—	(516,323)
Net loss	(516,323)	—	(516,323)